Related Party Balances and Transactions - Due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions
Amounts due from related parties	¥ 1,731,398	¥ 1,387,694
Amounts due from related parties	1,731,398	1,387,694
Related party | Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	1,714,659	1,376,584
Amounts due from related parties	1,714,659	1,376,584
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	13,050	8,647
Amounts due from related parties	13,050	8,647
Related party | Hefei Chuangwei Information Consultation Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	2,249	2,032
Amounts due from related parties	2,249	2,032
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	1,440	283
Amounts due from related parties	¥ 1,440	283
Related party | Shanghai Weishang Business Consulting Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties		148
Amounts due from related parties		¥ 148